Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital
Share Capital

25. Share Capital

Authorized

Common Shares

The company is authorized to issue an unlimited number of common shares without nominal or par value.

Preferred Shares

The company is authorized to issue an unlimited number of senior and junior preferred shares in series, without nominal or par value.

Share Repurchase Programs

			Maximum	Maximum	Number of
	Commencement		Shares for	Shares for	Shares
(thousands of common shares)	Date	Expiry	Repurchase	Repurchase (%)	Repurchased
2022 Normal Course Issuer Bid	February 8, 2022	February 7, 2023	71 650	5	26 232
Amended 2022 Normal Course Issuer Bid	May 11, 2022	February 7, 2023	143 500	10	91 912
2023 Normal Course Issuer Bid	February 17, 2023	February 16, 2024	132 900	10	47 107
2024 Normal Course Issuer Bid	February 26, 2024	February 25, 2025	128 700	10	52 116
2025 Normal Course Issuer Bid(1)	March 3, 2025	March 2, 2026	123 800	10	-
(1)	Subsequent to the fourth quarter of 2024, Suncor renewed its NCIB (the 2025 NCIB).

The following table summarizes the share repurchase activities during the year:

($ millions, except as noted)	2024	2023
Share repurchase activities (thousands of common shares)
Shares repurchased	55 564	51 982
Amounts charged to
Share capital	943	871
Retained earnings(1)	2 013	1 362
Share repurchase cost	2 956	2 233
Average repurchase cost per share	52.33	42.96
(1)	Includes $48 million of taxes on share repurchases for the year ended December 31, 2024.

A share buyback tax was substantively enacted during the second quarter of 2024, with an effective date of January 1, 2024, and the company has applied this tax on its share repurchase activities.

Under an automatic repurchase plan agreement with an independent broker, the company has recorded the following liability for share repurchases that may take place during its internal blackout period:

	December 31	December 31
($ millions)	2024	2023
Amounts charged to
Share capital	104	60
Retained earnings	209	90
Liability for share purchase commitment	313	150

Dividends Declared

During 2024, the company declared dividends of $2.22 (2023 - $2.11). On November 12, 2024, the company’s Board of Directors approved and increased a quarterly dividend of $0.57 per common share.